                                       SUPPLEMENT DATED FEBRUARY 29, 2008 TO THE
                                                   VARIABLE ANNUITY CONTRACT AND
                                                  VARIABLE LIFE INSURANCE POLICY
                                                       PROSPECTUSES LISTED BELOW


Effective February 29, 2008, the following information supplements, and to the extent inconsistent therewith, replaces the information contained in the variable annuity contract and variable life insurance policy prospectuses listed below. Please retain this supplement and keep it with the prospectus for future reference.

UNDERLYING FUND FEES AND EXPENSES

Your variable annuity contract or variable life insurance policy offers one or more of the Underlying Funds listed in the table below. The information in the table replaces the disclosure regarding these Underlying Funds, as applicable to your prospectus, contained in the sub-section of the prospectus titled "Underlying Fund Fees and Expenses." The figures in the table are for the fiscal year ended October 31, 2007 and are expressed as a percentage of the Underlying Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. For more complete information on these fees and expenses, please refer to the prospectus for each Underlying Fund.

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                 DISTRIBUTION                                CONTRACTUAL FEE    NET TOTAL
                                                    AND/OR                    TOTAL ANNUAL    WAIVER AND/OR      ANNUAL
                                  MANAGEMENT        SERVICE        OTHER       OPERATING         EXPENSE        OPERATING
       UNDERLYING FUND:               FEE        (12b-1) FEES   EXPENSES(1)     EXPENSES      REIMBURSEMENT     EXPENSES
-------------------------------   ----------    -------------   -----------  -------------   ---------------    ---------
LEGG MASON PARTNERS VARIABLE
   EQUITY TRUST
Legg Mason Partners Variable
   International All Cap
   Opportunity Portfolio             0.85%            --           0.14%         0.99%             --             0.99%
Legg Mason Partners Variable
   Mid Cap Core Portfolio --
   Class I                           0.75%            --           0.17%         0.92%             --             0.92%
Legg Mason Partners Variable
   Social Awareness Portfolio        0.67%            --           0.16%         0.83%             --             0.83%
LEGG MASON PARTNERS VARIABLE
   INCOME TRUST
Legg Mason Partners Variable
   Adjustable Rate Income
   Portfolio                         0.55%           0.25%         0.41%         1.21%             --             1.21%
Legg Mason Partners Variable
   High Income Portfolio             0.60%            --           0.07%         0.67%             --             0.67%
Legg Mason Partners Variable
   Money Market Portfolio            0.45%            --           0.04%         0.49%             --             0.49%

--------------------------------
(1) Other Expenses excludes certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the portfolios during the period.

                                                                   February 2008

Supplement to the following variable annuity contract prospectuses dated April 30, 2007 (as supplemented):

Gold Track                                Unallocated Group Variable Annuity
Gold Track Select                         Universal Annuity
MetLife Access Annuity                    Universal Annuity Advantage
MetLife Retirement Account                Universal Select Annuity
MetLife Retirement Perspectives           Vintage 3 Annuity
Portfolio Architect 3 Annuity             Vintage Access Annuity
Portfolio Architect Access Annuity        Vintage Annuity
Portfolio Architect Annuity               Vintage II (Series II) Variable Annuity
Portfolio Architect II Annuity            Vintage II Annuity
Portfolio Architect L Variable Annuity    Vintage L Variable Annuity
Portfolio Architect Plus Annuity          Vintage XTRA (Series II) Variable Annuity
Portfolio Architect XTRA Annuity          Vintage XTRA Annuity
PrimElite Annuity


Supplement to the following variable life insurance policy prospectuses dated May 2, 2005 (as supplemented):

InVest                                    MetLife Variable Life Accumulator (Series 2)
MarketLife                                MetLife Variable Survivorship Life
MetLife Variable Life Accumulator         VintageLife


Supplement to the following variable life insurance policy prospectuses dated April 30, 2007 (as supplemented):

Corporate Owned Variable Universal Life Insurance 2000 Policy
Corporate Owned Variable Universal Life Insurance III Policy
Corporate Owned Variable Universal Life Insurance IV Policy
Corporate Owned Variable Universal Life Insurance Policy
Corporate Owned Variable Universal Life Insurance Policy - Series 2 Corporate Select Policy
MetLife Variable Life
MetLife Variable Life Accumulator Series III
MetLife Variable Survivorship Life II




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